NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) - Schedule of Stock Options Outstanding (USD $)	12 Months Ended
Dec. 29, 2012
Option exercise price range, $1.10 to $3.00 [Member]
Exercise Price Range	$1.10 to $3.00
Number Outstanding at 12/29/2012	130,667
Options Outstanding - Weighted-Average Remaining Contractual Life	1 year 251 days
Options Outstanding - Weighted-Average Exercise Price (in Dollars per share)	$ 2.30
Number Exercisable at 12/29/2012	130,667
Options Exercisable - Weighted-Average Remaining Contractual Life	1 year 251 days
Options Exercisable - Weighted-Average Exercise Price (in Dollars per share)	$ 2.30
Options exercise price range, $3.01 to $4.00 [Member]
Exercise Price Range	$3.01 to $4.00
Number Outstanding at 12/29/2012	364,533
Options Outstanding - Weighted-Average Remaining Contractual Life	2 years 18 days
Options Outstanding - Weighted-Average Exercise Price (in Dollars per share)	$ 3.67
Number Exercisable at 12/29/2012	364,533
Options Exercisable - Weighted-Average Remaining Contractual Life	2 years 18 days
Options Exercisable - Weighted-Average Exercise Price (in Dollars per share)	$ 3.67
Option exercise price range, $4.01 to $8.00 [Member]
Exercise Price Range	$4.01 to $8.00
Number Outstanding at 12/29/2012	76,156
Options Outstanding - Weighted-Average Remaining Contractual Life	3 years 193 days
Options Outstanding - Weighted-Average Exercise Price (in Dollars per share)	$ 5.23
Number Exercisable at 12/29/2012	38,164
Options Exercisable - Weighted-Average Remaining Contractual Life	3 years 167 days
Options Exercisable - Weighted-Average Exercise Price (in Dollars per share)	$ 5.06
Option exercise price range, $8.01 to $12.00 [Member]
Exercise Price Range	$8.01 to $12.00
Number Outstanding at 12/29/2012	65,708
Options Outstanding - Weighted-Average Remaining Contractual Life	4 years 32 days
Options Outstanding - Weighted-Average Exercise Price (in Dollars per share)	$ 9.48
Number Exercisable at 12/29/2012	3,708
Options Exercisable - Weighted-Average Remaining Contractual Life	4 years 83 days
Options Exercisable - Weighted-Average Exercise Price (in Dollars per share)	$ 11.24
Option exercise price range, $12.01 to $14.04 [Member]
Exercise Price Range	$12.01 to $14.04
Number Outstanding at 12/29/2012	233,642
Options Outstanding - Weighted-Average Remaining Contractual Life	4 years 313 days
Options Outstanding - Weighted-Average Exercise Price (in Dollars per share)	$ 12.30
Number Exercisable at 12/29/2012	14,142
Options Exercisable - Weighted-Average Remaining Contractual Life	4 years 153 days
Options Exercisable - Weighted-Average Exercise Price (in Dollars per share)	$ 13.70
Option exercise price range $1.10 to $14.04 [Member]
Exercise Price Range	$1.10 to $14.04
Number Outstanding at 12/29/2012	870,706
Options Outstanding - Weighted-Average Remaining Contractual Life	3 years 10 days
Options Outstanding - Weighted-Average Exercise Price (in Dollars per share)	$ 3.03
Number Exercisable at 12/29/2012	551,214
Options Exercisable - Weighted-Average Remaining Contractual Life	2 years 51 days
Options Exercisable - Weighted-Average Exercise Price (in Dollars per share)	$ 3.75